Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Accounting Policies [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table presents information about our warrants liability, which was our only financial instrument measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of January 31, 2015 and April 30, 2014 (in thousands):

Balance, May 1, 2014	$(2,011)
Transfers to (from) Level 3	-
Total (gains) losses included in earnings	1,401
Purchases, issuances and settlements, net	-

Balance, January 31, 2015	$(610)

The following table presents information about our warrant liability, which was our only financial instrument measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of April 30 (dollars in thousands):

	2014	2013

Balance beginning of year	$(1,046)	$(555)
Transfers to (from) Level 3	-	-
Total gains (losses) included in earnings	(965)	(74)
Issuances	-	(417)

Balance end of year	$(2,011)	$(1,046)

Public Utility Property, Plant, and Equipment [Table Text Block]
Property and equipment is recorded at cost and primarily consists of laboratory equipment, furniture and fixtures, and computer hardware and software. Depreciation is calculated on a straight-line basis over the estimated useful lives of the various assets ranging from three to seven years. Property and equipment consisted of the following (in thousands):

	April 30,
	2014	2013

Furniture and fixtures	$69	$59
Computer equipment and software	655	549
Laboratory equipment	296	179
Leasehold improvements	2	2

Total property and equipment	1,022	789
Less: Accumulated depreciation	(588)	(375)

Property and equipment, net	$434	$414

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table reflects the total potential share-based instruments outstanding at January 31, 2015 and 2014 that could have an effect on the future computation of dilution per common share:

	January 31,
	2015	2014

Stock options	23,990,008	22,633,955
Warrants	3,126,667	3,276,667

Total common stock equivalents	27,116,675	25,910,622

The following table reflects the total potential share-based instruments outstanding at April 30, 2014 and 2013, that could have an effect on the future computation of dilution per common share:

	Year Ended April 30,
	2014	2013

Stock options	23,351,037	13,890,205
Warrants	3,276,667	3,276,667
Restricted stock	-	50,000

Total common stock equivalents	26,627,704	17,216,872